Employee Benefits - Summary of Plan Assets (Details)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Information About Defined Benefit Plans [Abstract]
Equity securities	6.00%	16.00%	31.00%
Debt securities	91.00%	81.00%	57.00%
Other	3.00%	3.00%	12.00%